Taxes On Income (Details) - Schedule of income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Israeli [Member]
Taxes On Income (Details) - Schedule of income tax rate [Line Items]
Income tax rates	23.00%	23.00%